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ALLIANCEBERNSTEIN

ALLIANCEBERNSTEIN DYNAMIC ALL MARKET FUND ("Dynamic All Market Fund")

ALLIANCEBERNSTEIN SELECT US EQUITY PORTFOLIO ("Select US Equity Portfolio")

ALLIANCEBERNSTEIN LIMITED DURATION HIGH INCOME PORTFOLIO ("Limited Duration High Income Portfolio")

ALLIANCEBERNSTEIN GROWTH FUNDS ("Growth Funds")
- Growth Fund
- Large Cap Growth Fund
- U.S. Strategic Research Portfolio
- Small/Mid Cap Growth Fund
- Small Cap Growth Portfolio
- Global Thematic Growth Fund
- International Growth Fund
- International Discovery Equity Portfolio
- Greater China '97 Fund

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES ("Market Neutral Strategies")
- Market Neutral Strategy - U.S.
- Market Neutral Strategy - Global

EMERGING MARKETS MULTI-ASSET PORTFOLIO ("Emerging Markets Portfolio")

ALLIANCEBERNSTEIN INTERNATIONAL FOCUS 40 PORTFOLIO ("International Focus 40 Portfolio")

ALLIANCEBERNSTEIN INFLATION STRATEGIES ("Inflation Strategies")
- Bond Inflation Strategy
- Municipal Bond Inflation Strategy
- Real Asset Strategy

ALLIANCEBERNSTEIN VALUE FUNDS ("Value Funds")
- Value Fund
- Growth and Income Fund
- Equity Income Fund
- Core Opportunities Fund
- Small/Mid Cap Value Fund
- Global Value Fund
- Global Real Estate Investment Fund
- International Value Fund
- Balanced Shares

ALLIANCEBERNSTEIN EXCHANGE RESERVES ("Exchange Reserves")

ALLIANCEBERNSTEIN BOND FUNDS ("Bond Funds")
- High Income Fund
- Intermediate Bond Portfolio
- Global Bond Fund
- Unconstrained Bond Fund

ALLIANCEBERNSTEIN MUNICIPAL INCOME PORTFOLIOS ("Municipal Income Portfolios")
- National Portfolio
- High Income Municipal Portfolio
- Arizona Portfolio
- California Portfolio
- Massachusetts Portfolio
- Michigan Portfolio
- Minnesota Portfolio
- New Jersey Portfolio
- New York Portfolio
- Ohio Portfolio
- Pennsylvania Portfolio
- Virginia Portfolio

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES ("Retirement Strategies")
- 2000 Retirement Strategy
- 2005 Retirement Strategy
- 2010 Retirement Strategy
- 2015 Retirement Strategy
- 2020 Retirement Strategy
- 2025 Retirement Strategy
- 2030 Retirement Strategy
- 2035 Retirement Strategy
- 2040 Retirement Strategy
- 2045 Retirement Strategy
- 2050 Retirement Strategy
- 2055 Retirement Strategy

ALLIANCEBERNSTEIN WEALTH STRATEGIES ("Wealth Strategies")
- Wealth Appreciation Strategy
- Balanced Wealth Strategy
- Conservative Wealth Strategy
- Tax-Managed Wealth Appreciation Strategy
- Tax-Managed Balanced Wealth Strategy
- Tax-Managed Conservative Wealth Strategy

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Supplement dated December 28, 2011 to the Statement of Additional Information
("SAI") dated December 19, 2011 of Dynamic All Market Fund; the SAI dated December 8, 2011 of Select US Equity Portfolio; the SAI dated December 7, 2011 of Limited Duration High Income Portfolio; the SAI dated November 1, 2011 of Growth Funds; the SAI dated November 1, 2011 of Market Neutral Strategies; the SAI dated August 31, 2011 and amended October 28, 2011, of Emerging Markets Portfolio; the SAI dated July 7, 2011 and amended October 28, 2011, of International Focus 40 Portfolio; the SAI dated March 1, 2011 and amended March 24, 2011, and October 28, 2011, of Inflation Strategies; the SAI dated March 1, 2011 and amended March 24, 2011, and October 28, 2011, of Value Funds; the SAI dated March 1, 2011 and amended March 24, 2011, of Exchange Reserves; the SAI dated January 31, 2011 and amended March 24, 2011, and October 28, 2011, of Bond Funds; the SAI dated January 31, 2011 and amended March 24, 2011, and October 28, 2011, of Municipal Income Portfolios; the SAI dated December 31, 2010 and amended March 24, 2011, and October 28, 2011, of Retirement Strategies; and the SAI dated December 31, 2010 and amended March 24, 2011, and October 28, 2011 of Wealth Strategies. Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".

                                              * * * * *

The following paragraph replaces the paragraph labeled "(iv)" in the SAIs of the Funds under the heading "Purchase of Shares - Class A Shares - Sales at NAV".

      (iv) persons participating in a fee-based program, sponsored and maintained by a broker-dealer or other financial intermediary and approved by ABI, under which persons pay an asset-based fee for services in the nature of investment advisory or administrative services; or clients of broker-dealers or other financial intermediaries approved by ABI who purchase Class A shares for their own accounts through an omnibus account with the broker-dealers or other financial intermediaries;

This Supplement should be read in conjunction with the SAIs for the Funds.

You should retain this Supplement with your SAIs for future reference.

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